Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Computer and equipment	Furniture and fittings	Fire system	Motor vehicle	Renovation	Total
	MYR	MYR	MYR	MYR	MYR	MYR
Cost
As of January 1, 2023	32,109	5,025	29,310	–	–	66,444
Additions	125,678	4,606	–	87,000	–	217,284
As of December 31, 2023 and January 1, 2024	157,787	9,631	29,310	87,000	–	283,728
Additions	23,000	–	–	–	74,550	97,550
As of December 31, 2024	180,787	9,631	29,310	87,000	74,550	381,278
As of December 31, 2024 (USD )	40,450	2,155	6,558	19,465	16,680	85,308

Accumulated depreciation
As of January 1, 2023	16,664	2,638	488	–	–	19,790
Charge for the year	30,063	2,430	5,862	8,700	–	47,055
As of December 31, 2023 and January 1, 2024	46,727	5,068	6,350	8,700	–	66,845
Charge for the year	51,518	1,912	5,862	17,400	12,425	89,117
As of December 31, 2024	98,245	6,980	12,212	26,100	12,425	155,962
As of December 31, 2024 (USD )	21,981	1,562	2,732	5,840	2,780	34,895

Carrying values
As of January 1, 2023	15,445	2,387	28,822	–	–	46,654
As of December 31, 2023 and January 1, 2024	111,060	4,563	22,960	78,300	–	216,883
As of December 31, 2024	82,542	2,651	17,098	60,900	62,125	225,316
As of December 31, 2024 (USD )	18,469	593	3,826	13,625	13,900	50,413